Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at the beginning of the year
Gross increase - tax position in current period	299	332
Applied against certain element of deferred tax assets	(299)	(332)
Unrecognized tax benefits at the end of the year